RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Summary of reconcilation of financial statement
	For the Years Ended
	December 31, 2022			December 31,2021
	As Reported	Restatement Adjustment	As Restated	As Reported	Restatement Adjustment	As Restated
Net loss	$(6,079,824)	$-	$(6,079,824)	$(4,964,182)	$-	$(4,964,182)

Dividend to Common Stockholders	-	(1,794,704)	(1,794,704)	-	(814,552)	(814,552)

Net loss attributable to Common Stockholders	$(6,079,824)	$(1,794,704)	$(7,874,528)	$(4,964,182)	$(814,552)	$(5,778,734)
Net loss per share available to common stockholders, basic and diluted	$(0.04)	$(0.01)	$(0.05)	$(0.03)	$(0.01)	$(0.04)

Weighted average number of shares, basic and diluted	172,123,855		172,123,855	146,726,959		146,726,959

Schedule of Share ReIssuable Share
	As Reported	Additional Warrants Related to Down Round	As Restated
March 31, 2022	10,600,000	8,750,000	19,350,000
June 30, 2022	10,600,000	8,750,000	19,350,000